CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from financing activities:
Cash and cash equivalents at end of period		$ 1,061,717
OLD PlayStudios, Inc.
Cash flows from operating activities:
Net income	[1],[2]	12,807,000	$ 13,614,000	$ 2,822,000
Adjustments:
Depreciation and amortization		22,192,000	25,154,000	16,246,000
Amortization of loan costs			59,000	35,000
Stock-based compensation expense		3,519,000	5,884,000	10,902,000
Deferred income tax expense		(3,568,000)	2,456,000	1,884,000
Loss on disposal of equipment		2,000	28,000	1,297,000
(Gain)/loss on foreign currency translation		(469,000)	(343,000)	503,000
Changes in operating assets and liabilities
Accounts receivable		(2,367,000)	(517,000)	893,000
Income tax receivable		(4,902,000)	(938,000)	(1,119,000)
Prepaid expenses and other current assets		(8,000)	(202,000)	(909,000)
Accounts payable & accrued liabilities		21,975,000	(1,591,000)	3,855,000
Deferred revenue			(7,379,000)	883,000
Other		(781,000)	(137,000)	(564,000)
Net cash provided by operating activities		48,400,000	36,088,000	36,728,000
Cash flows from investing activities:
Purchase of property and equipment		(1,847,000)	(4,296,000)	(3,569,000)
Additions to internal-use software		(25,155,000)	(20,996,000)	(20,844,000)
Other				4,000
Net cash used in investing activities		(27,002,000)	(25,292,000)	(24,409,000)
Cash flows from financing activities:
Proceeds from option exercises		992,000	754,000	550,000
Repurchases of common stock for retirement		(2,540,000)	(6,176,000)	(1,404,000)
Repayment of long-term debt			(1,926,000)	(1,279,000)
Purchase of noncontrolling interest				(2,000,000)
Payments for capitalized offering costs		(2,087,000)
Net cash used in financing activities		(3,635,000)	(7,348,000)	(4,133,000)
Foreign currency translation		142,000	(26,000)	(343,000)
Net change in cash and cash equivalents		17,905,000	3,422,000	7,843,000
Cash and cash equivalents at beginning of period		31,022,000	27,600,000	19,757,000
Cash and cash equivalents at end of period		48,927,000	31,022,000	27,600,000
Supplemental Cash Flow Data:
Interest paid		53,000	233,000	259,000
Income taxes paid, net of refunds		7,015,000	2,046,000	2,145,000
Non-cash Investing and Financing Activities:
Capitalization of stock-based compensation		$ 605,000	912,000	1,405,000
Noncash additions to intangible assets related to license agreements				$ 1,000,000
Purchases of property and equipment included in accrued liabilities			$ 196,000

[1]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.